Accrued Pension and Severance Costs (Schedule of Weighted-Average Asset Allocation of Benefit Plans) (Detail)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Non-Japanese Plans
Accrued Pension And Severance Costs [Abstract]
Weighted-average asset allocation of benefit plans	100.00%	100.00%
Weighted-average asset target allocation of benefit plans	100.00%
Non-Japanese Plans | Equity Securities
Accrued Pension And Severance Costs [Abstract]
Weighted-average asset allocation of benefit plans	39.60%	43.10%
Weighted-average asset target allocation of benefit plans	40.00%
Non-Japanese Plans | Debt Securities
Accrued Pension And Severance Costs [Abstract]
Weighted-average asset allocation of benefit plans	23.10%	25.00%
Weighted-average asset target allocation of benefit plans	23.00%
Non-Japanese Plans | Cash and Cash Equivalents
Accrued Pension And Severance Costs [Abstract]
Weighted-average asset allocation of benefit plans	35.60%	28.90%
Weighted-average asset target allocation of benefit plans	35.00%
Non-Japanese Plans | Other Current Assets
Accrued Pension And Severance Costs [Abstract]
Weighted-average asset allocation of benefit plans	1.70%	3.00%
Weighted-average asset target allocation of benefit plans	2.00%
Japanese Plans
Accrued Pension And Severance Costs [Abstract]
Life insurance company general accounts	9.40%	10.80%
Weighted-average asset allocation of benefit plans	100.00%	100.00%
Weighted-average asset target allocation of benefit plans	100.00%
Target, Life insurance company general accounts	13.00%
Japanese Plans | Equity Securities
Accrued Pension And Severance Costs [Abstract]
Weighted-average asset allocation of benefit plans	41.20%	37.90%
Weighted-average asset target allocation of benefit plans	33.00%
Japanese Plans | Debt Securities
Accrued Pension And Severance Costs [Abstract]
Weighted-average asset allocation of benefit plans	25.60%	26.20%
Weighted-average asset target allocation of benefit plans	22.00%
Japanese Plans | Cash and Cash Equivalents
Accrued Pension And Severance Costs [Abstract]
Weighted-average asset allocation of benefit plans	2.20%	5.20%
Weighted-average asset target allocation of benefit plans	2.00%
Japanese Plans | Other Current Assets
Accrued Pension And Severance Costs [Abstract]
Weighted-average asset allocation of benefit plans	21.60%	19.90%
Weighted-average asset target allocation of benefit plans	30.00%